Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 1,852,330	$ 1,494,740
Guarantee deposits [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	1,782,139	1,432,177
Others [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 70,191	$ 62,563